15008265

Nasdaq

805 King Farm Boulevard

Rockville, MD 20850

**William Slattery, CFA**
**Vice President**
Listing Qualifications

Received SEC

SEP 11 2015

Washington, DC 20549

CERT NAS

File No. 001-35759

*Electronic Mail Only*

September 11, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

By letter dated December 10, 2012, I advised you that the Exchange had received a Form 8-A from Audeo Oncology, Inc. for registration of its Common Stock, par value $0.001 per share and the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, we have been advised that the company wishes to withdraw its application to list the security on the Exchange. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery